Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 17, 2026	Jan. 15, 2026	Mar. 10, 2026
Subsequent Events [Line Items]
Reverse stock split		one (1) share for twelve (12) shares.
Cre8 Incorporation Limited [Member]
Subsequent Events [Line Items]
Total consideration	$ 200,000
Acquisition of Upperhand Investment Limited [Member]
Subsequent Events [Line Items]
Percentage of acquire ownership interest			100.00%